Accounts Receivable (Details Narrative) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts		€ 0
One customer [member]
IfrsStatementLineItems [Line Items]
Percenatge of accounts receivable	35.00%
Two customers [member]
IfrsStatementLineItems [Line Items]
Percenatge of accounts receivable	26.00%
Three customers [member]
IfrsStatementLineItems [Line Items]
Percenatge of accounts receivable	23.00%
Another customer [member]
IfrsStatementLineItems [Line Items]
Percenatge of accounts receivable		78.00%